Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 36,688	$ 36,364
Less: accumulated depreciation	15,512	14,570
Premises and equipment, after accumulated deprecation	21,176	21,794
Construction in Progress	0	89
Premises and equipment, net	21,176	21,883
Depreciation expense	959	1,083
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	10,004	10,004
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	14,061	14,061
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 12,623	$ 12,299